Taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Adjustment previous year	kr 0	kr (4)	kr 2
Current tax	(272)	(266)	(570)
Deferred tax	1	0	291
Total income tax	(271)	(270)	(277)
Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss - Current tax			2
Tax on items not to be reclassified to profit or loss - Current tax	5	(4)	(5)
Tax on items not to be reclassified to profit or loss - Deferred tax	(5)	(1)	1
Income tax related to other comprehensive income	kr 0	kr (5)	kr (2)